UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21269

Wells Fargo Advantage Income Opportunities Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: April 30

Registrant is making a filing for Wells Fargo Advantage Income Opportunities Fund.

Date of reporting period: July 31, 2015

ITEM 1.	INVESTMENTS

Wells Fargo Advantage Income Opportunities Fund	Portfolio of investments — July 31, 2015 (unaudited)

Security name			Shares	Value
Common Stocks : 0.14%

Materials : 0.00%

Chemicals : 0.00%
LyondellBasell Industries NV Class A			7	$657

Telecommunication Services : 0.14%
Diversified Telecommunication Services : 0.14%
Fairpoint Communications Incorporated †			55,687	925,518

Total Common Stocks (Cost $1,274,443)				926,175

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 113.40%

Consumer Discretionary : 18.76%

Auto Components : 0.83%
Cooper Tire & Rubber Company (i)	7.63	3-15-2027	$4,000,000	4,200,000
Cooper Tire & Rubber Company	8.00	12-15-2019	150,000	168,750
Goodyear Tire & Rubber Company	7.00	5-15-2022	700,000	762,125
ZF North America Capital Incorporated 144A	4.50	4-29-2022	385,000	379,225
				5,510,100

Distributors : 0.19%
LKQ Corporation	4.75	5-15-2023	1,355,000	1,290,638

Diversified Consumer Services : 2.06%
Monitronics International	9.13	4-1-2020	575,000	557,750
Service Corporation International	6.75	4-1-2016	1,250,000	1,287,500
Service Corporation International	7.00	6-15-2017	1,250,000	1,350,000
Service Corporation International	7.50	4-1-2027	7,078,000	8,192,785
Service Corporation International	7.63	10-1-2018	1,100,000	1,252,625
Service Corporation International	8.00	11-15-2021	885,000	1,031,025
				13,671,685

Hotels, Restaurants & Leisure : 4.89%
CCM Merger Incorporated 144A	9.13	5-1-2019	10,830,000	11,696,400
Greektown Holdings LLC 144A	8.88	3-15-2019	12,215,000	12,947,900
Hilton Worldwide Finance LLC	5.63	10-15-2021	320,000	333,200
Pinnacle Entertainment Incorporated	7.50	4-15-2021	6,297,000	6,690,563
Speedway Motorsports Incorporated	5.13	2-1-2023	825,000	816,750
				32,484,813

Household Durables : 0.59%
American Greetings Corporation	7.38	12-1-2021	3,375,000	3,543,750
Tempur Sealy International Incorporated	6.88	12-15-2020	325,000	348,156
				3,891,906

Media : 8.92%
Altice US Finance I Corporation 144A	5.38	7-15-2023	1,545,000	1,552,725
Altice US Finance II Corporation 144A	7.75	7-15-2025	3,280,000	3,255,400
Cable One Incorporated 144A	5.75	6-15-2022	625,000	639,063
Cablevision Systems Corporation	8.63	9-15-2017	2,975,000	3,268,781
CCO Holdings LLC	5.13	2-15-2023	1,425,000	1,412,531
CCO Holdings LLC 144A	5.13	5-1-2023	795,000	788,044

Portfolio of investments — July 31, 2015 (unaudited)	Wells Fargo Advantage Income Opportunities Fund

Security name	Interest rate	Maturity date	Principal	Value
Media (continued)
CCO Holdings LLC	5.25%	9-30-2022	$2,048,000	$2,073,600
CCO Holdings LLC 144A	5.38	5-1-2025	2,520,000	2,482,200
CCO Holdings LLC 144A	5.88	5-1-2027	1,145,000	1,134,266
CCO Holdings LLC	6.63	1-31-2022	1,228,000	1,297,075
CCO Holdings LLC	7.38	6-1-2020	2,364,000	2,500,419
CCO Safari II LLC 144A	4.91	7-23-2025	2,025,000	2,026,438
Cequel Communications Holdings I LLC 144A	5.13	12-15-2021	340,000	315,775
Cequel Communications Holdings I LLC 144A	5.13	12-15-2021	1,601,000	1,486,929
Cinemark USA Incorporated	7.38	6-15-2021	1,525,000	1,616,500
CSC Holdings LLC	7.63	7-15-2018	1,145,000	1,262,363
CSC Holdings LLC	7.88	2-15-2018	1,650,000	1,810,875
CSC Holdings LLC	8.63	2-15-2019	635,000	722,313
DISH DBS Corporation	7.88	9-1-2019	2,260,000	2,528,375
EchoStar DBS Corporation	7.13	2-1-2016	1,160,000	1,187,550
Gray Television Incorporated	7.50	10-1-2020	11,105,000	11,757,419
Lamar Media Corporation	5.88	2-1-2022	1,785,000	1,860,863
LIN Television Corporation	6.38	1-15-2021	500,000	513,750
Live Nation Entertainment Incorporated 144A	7.00	9-1-2020	810,000	860,625
National CineMedia LLC	6.00	4-15-2022	3,340,000	3,440,200
National CineMedia LLC	7.88	7-15-2021	1,750,000	1,841,875
Nexstar Broadcasting Group Incorporated 144A	6.13	2-15-2022	300,000	307,500
Nexstar Broadcasting Group Incorporated	6.88	11-15-2020	3,510,000	3,720,600
Outfront Media Capital Corporation	5.25	2-15-2022	320,000	321,600
Outfront Media Capital Corporation	5.63	2-15-2024	35,000	35,700
Outfront Media Capital Corporation	5.88	3-15-2025	1,275,000	1,310,063
				59,331,417

Specialty Retail : 1.28%
ABC Supply Company Incorporated 144A	5.63	4-15-2021	730,000	744,600
Century Intermediate Holding Company (PIK at 10.50%) 144A¥(i)	9.75	2-15-2019	290,000	302,325
Penske Auto Group Incorporated	5.38	12-1-2024	1,860,000	1,873,950
Penske Auto Group Incorporated	5.75	10-1-2022	2,100,000	2,186,625
Sonic Automotive Incorporated	5.00	5-15-2023	1,900,000	1,862,000
Sonic Automotive Incorporated	7.00	7-15-2022	1,436,000	1,550,880
				8,520,380

Consumer Staples : 1.25%

Beverages : 0.29%
Cott Beverages Incorporated	5.38	7-1-2022	575,000	562,063
Cott Beverages Incorporated 144A	6.75	1-1-2020	1,295,000	1,348,419
				1,910,482

Food Products : 0.93%
B&G Foods Incorporated	4.63	6-1-2021	670,000	666,650
Darling Ingredients Incorporated	5.38	1-15-2022	295,000	298,688
Pilgrim’s Pride Corporation 144A	5.75	3-15-2025	1,860,000	1,901,850
Simmons Foods Incorporated 144A	7.88	10-1-2021	3,625,000	3,335,000
				6,202,188

Household Products : 0.03%
Energizer Holdings Incorporated 144A	5.50	6-15-2025	25,000	24,438
Spectrum Brands Incorporated 144A	5.75	7-15-2025	150,000	154,470
				178,908

Energy : 24.37%

Energy Equipment & Services : 9.49%
Bristow Group Incorporated	6.25	10-15-2022	7,415,000	7,007,175

Wells Fargo Advantage Income Opportunities Fund	Portfolio of investments — July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Energy Equipment & Services (continued)
Cleaver Brooks Incorporated 144A(i)	8.75%	12-15-2019	$810,000	$769,500
Era Group Incorporated	7.75	12-15-2022	7,340,000	7,229,900
Forum Energy Technologies Incorporated	6.25	10-1-2021	315,000	303,975
Gulfmark Offshore Incorporated	6.38	3-15-2022	7,033,000	5,186,838
Hilcorp Energy Company 144A	5.00	12-1-2024	1,060,000	985,800
Hilcorp Energy Company 144A	5.75	10-1-2025	2,125,000	2,018,750
Hornbeck Offshore Services Incorporated	5.00	3-1-2021	4,705,000	3,752,238
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	4,562,000	3,854,890
NGPL PipeCo LLC 144A	7.12	12-15-2017	3,990,000	3,990,000
NGPL PipeCo LLC 144A	7.77	12-15-2037	16,995,000	17,207,438
NGPL PipeCo LLC 144A	9.63	6-1-2019	715,000	715,000
PHI Incorporated	5.25	3-15-2019	8,550,000	7,759,125
Pride International Incorporated	8.50	6-15-2019	210,000	243,874
TerraForm Power Operating LLC 144A	6.13	6-15-2025	2,050,000	2,055,125
				63,079,628

Oil, Gas & Consumable Fuels : 14.88%
Alpha Natural Resources Incorporated	6.25	6-1-2021	800,000	24,000
Arch Coal Incorporated	7.00	6-15-2019	1,950,000	219,375
Arch Coal Incorporated	7.25	6-15-2021	775,000	77,500
Berry Petroleum Company LLC	6.38	9-15-2022	50,000	33,500
Chesapeake Energy Corporation	6.13	2-15-2021	1,470,000	1,267,875
CSI Compressco LP	7.25	8-15-2022	1,980,000	1,866,150
CVR Refining LLC	6.50	11-1-2022	2,723,000	2,736,615
Denbury Resources Incorporated	5.50	5-1-2022	580,000	459,650
Denbury Resources Incorporated	6.38	8-15-2021	3,805,000	3,196,200
El Paso LLC	6.50	9-15-2020	1,155,000	1,312,543
El Paso LLC	7.00	6-15-2017	1,973,000	2,133,172
El Paso LLC (i)	7.42	2-15-2037	1,820,000	1,934,258
El Paso LLC	7.80	8-1-2031	3,050,000	3,453,884
Energy XXI Gulf Coast Incorporated	7.75	6-15-2019	975,000	243,750
Exterran Partners LP	6.00	4-1-2021	4,000,000	3,650,000
Northern Tier Energy LLC	7.13	11-15-2020	6,200,000	6,324,000
Overseas Shipholding Group Incorporated	7.50	2-15-2021	2,750,000	2,722,500
Overseas Shipholding Group Incorporated	8.13	3-30-2018	3,880,000	3,977,000
Pioneer Natural Resources Company	7.50	1-15-2020	3,170,000	3,731,607
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	6,255,000	6,317,550
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	6,960,000	7,203,600
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	4,425,000	4,679,438
Sabine Oil & Gas Corporation (s)	7.25	6-15-2019	850,000	182,750
Sabine Oil & Gas Corporation (s)	7.50	9-15-2020	5,733,000	1,246,928
Sabine Pass Liquefaction LLC	5.63	2-1-2021	1,425,000	1,453,500
Sabine Pass Liquefaction LLC	5.63	4-15-2023	1,710,000	1,710,000
Sabine Pass Liquefaction LLC	5.75	5-15-2024	525,000	522,047
Sabine Pass Liquefaction LLC	6.25	3-15-2022	3,415,000	3,517,450
Sabine Pass LNG LP	6.50	11-1-2020	9,370,000	9,604,250
Sabine Pass LNG LP	7.50	11-30-2016	9,700,000	10,088,000
SemGroup Corporation	7.50	6-15-2021	4,420,000	4,596,800
Suburban Propane Partners LP	5.50	6-1-2024	480,000	477,600
Suburban Propane Partners LP	7.38	8-1-2021	716,000	767,910
Swift Energy Company	7.13	6-1-2017	9,300,000	3,441,000
Swift Energy Company	8.88	1-15-2020	1,750,000	455,000
Ultra Petroleum Corporation 144A	5.75	12-15-2018	650,000	581,750
Ultra Petroleum Corporation 144A	6.13	10-1-2024	3,550,000	2,733,500
				98,942,652

Financials : 21.54%

Banks : 1.01%
CIT Group Incorporated	5.25	3-15-2018	160,000	166,000
CIT Group Incorporated 144A	5.50	2-15-2019	2,225,000	2,352,938

Portfolio of investments — July 31, 2015 (unaudited)	Wells Fargo Advantage Income Opportunities Fund

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
CIT Group Incorporated 144A	6.63%	4-1-2018	$3,880,000	$4,180,700
				6,699,638

Capital Markets : 1.65%
Jefferies Finance LLC 144A	6.88	4-15-2022	6,910,000	6,633,600
Jefferies Finance LLC 144A	7.38	4-1-2020	515,000	515,000
Jefferies Finance LLC 144A	7.50	4-15-2021	2,625,000	2,605,313
Neuberger Berman Group LLC 144A	5.88	3-15-2022	1,125,000	1,197,000
				10,950,913

Consumer Finance : 6.56%
Ally Financial Incorporated	7.50	9-15-2020	200,000	233,780
Ally Financial Incorporated	8.00	3-15-2020	2,791,000	3,293,380
Ford Motor Credit Company LLC	8.00	12-15-2016	200,000	216,855
GMAC Limited Liability Corporation	8.00	12-31-2018	1,900,000	2,123,250
Homer City Generation (PIK at 9.23%) LLC ¥	8.73	10-1-2026	2,961,295	2,990,908
Navient Corporation	5.88	3-25-2021	1,000,000	937,500
Navient Corporation	8.00	3-25-2020	7,010,000	7,272,875
SLM Corporation	6.13	3-25-2024	2,975,000	2,662,625
SLM Corporation	7.25	1-25-2022	1,600,000	1,580,000
SLM Corporation	8.45	6-15-2018	3,110,000	3,358,800
Springleaf Finance Corporation	5.40	12-1-2015	2,650,000	2,676,500
Springleaf Finance Corporation	5.75	9-15-2016	2,325,000	2,397,540
Springleaf Finance Corporation	6.00	6-1-2020	2,850,000	2,914,125
Springleaf Finance Corporation	6.50	9-15-2017	550,000	582,285
Springleaf Finance Corporation	6.90	12-15-2017	6,950,000	7,401,750
Springleaf Finance Corporation	7.75	10-1-2021	805,000	887,513
Springleaf Finance Corporation	8.25	10-1-2023	1,892,000	2,128,500
				43,658,186

Diversified Financial Services : 2.32%
Denali Borrower LLC 144A	5.63	10-15-2020	6,930,000	7,224,525
Infinity Acquisition LLC 144A(i)	7.25	8-1-2022	4,310,000	4,062,175
NewStar Financial Incorporated 144A	7.25	5-1-2020	4,075,000	4,136,125
				15,422,825

Insurance : 0.72%
Hub Holdings LLC (PIK at 8.88%) 144A¥	8.13	7-15-2019	4,820,000	4,820,000

Real Estate Management & Development : 1.34%
Hockey Merger Sub 2 Incorporated 144A	7.88	10-1-2021	3,480,000	3,553,950
Onex Corporation 144A	7.75	1-15-2021	5,295,000	5,341,331
				8,895,281

REITs : 7.94%
Crown Castle International Corporation	4.88	4-15-2022	760,000	779,908
Crown Castle International Corporation	5.25	1-15-2023	4,385,000	4,593,288
DuPont Fabros Technology Incorporated	5.63	6-15-2023	4,875,000	4,826,250
DuPont Fabros Technology Incorporated LP	5.88	9-15-2021	7,670,000	7,880,925
ESH Hospitality Incorporated 144A	5.25	5-1-2025	4,475,000	4,357,531
Iron Mountain Incorporated	5.75	8-15-2024	9,570,000	9,641,775
Iron Mountain Incorporated	6.00	8-15-2023	3,560,000	3,702,400
Iron Mountain Incorporated	7.75	10-1-2019	605,000	633,738
Iron Mountain Incorporated	8.38	8-15-2021	926,000	953,317
Omega Healthcare Investors Incorporated	6.75	10-15-2022	3,375,000	3,514,219
Sabra Health Care Incorporated	5.38	6-1-2023	1,425,000	1,471,313
Sabra Health Care Incorporated	5.50	2-1-2021	1,960,000	2,033,500
The Geo Group Incorporated	5.13	4-1-2023	2,400,000	2,412,000

Wells Fargo Advantage Income Opportunities Fund	Portfolio of investments — July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
REITs (continued)
The Geo Group Incorporated	5.88%	1-15-2022	$4,350,000	$4,545,750
The Geo Group Incorporated	5.88	10-15-2024	770,000	796,950
The Geo Group Incorporated	6.63	2-15-2021	605,000	633,738
				52,776,602

Health Care : 11.73%

Health Care Equipment & Supplies : 1.50%
Crimson Merger Sub Incorporated 144A	6.63	5-15-2022	6,225,000	5,750,344
Hologic Incorporated 144A	5.25	7-15-2022	1,500,000	1,552,500
Hologic Incorporated	6.25	8-1-2020	2,590,000	2,670,938
				9,973,782

Health Care Providers & Services : 7.39%
Acadia Healthcare Company Incorporated 144A	5.63	2-15-2023	315,000	319,725
Capella Healthcare Incorporated	9.25	7-1-2017	8,575,000	8,832,250
Centene Corporation	5.75	6-1-2017	1,925,000	2,022,694
Community Health Systems Incorporated	6.88	2-1-2022	1,315,000	1,407,050
DaVita HealthCare Partners Incorporated	5.00	5-1-2025	2,215,000	2,190,081
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	2,925,000	3,115,125
Fresenius Medical Care Holdings Incorporated 144A	5.63	7-31-2019	1,000,000	1,092,500
Fresenius Medical Care Holdings Incorporated	6.88	7-15-2017	700,000	763,000
HCA Incorporated	5.88	3-15-2022	750,000	822,188
HCA Incorporated	6.50	2-15-2020	6,525,000	7,295,766
HealthSouth Corporation	5.13	3-15-2023	930,000	927,675
HealthSouth Corporation	5.75	11-1-2024	125,000	127,369
HealthSouth Corporation	7.75	9-15-2022	1,750,000	1,826,930
MPT Operating Partnership LP	6.38	2-15-2022	1,780,000	1,893,475
MPT Operating Partnership LP	6.88	5-1-2021	3,175,000	3,333,750
Select Medical Corporation	6.38	6-1-2021	10,230,000	10,357,875
Tenet Healthcare Corporation	6.00	10-1-2020	2,600,000	2,827,500
				49,154,953

Health Care Technology : 1.19%
Emdeon Incorporated	11.00	12-31-2019	7,315,000	7,918,488

Life Sciences Tools & Services : 0.11%
Quintiles Transnational Corporation 144A	4.88	5-15-2023	700,000	710,059

Pharmaceuticals : 1.54%
Endo Finance LLC 144A	5.38	1-15-2023	1,275,000	1,288,541
Endo Finance LLC 144A	5.75	1-15-2022	1,180,000	1,212,450
Endo Finance LLC 144A	6.00	2-1-2025	1,275,000	1,316,438
Endo Finance LLC 144A	7.75	1-15-2022	3,925,000	4,185,031
Endo Finance LLC 144A	6.00	7-15-2023	1,000,000	1,042,500
Pinnacle Incorporated 144A	9.50	10-1-2023	975,000	1,079,813
Valeant Pharmaceuticals International Incorporated 144A	5.63	12-1-2021	140,000	143,675
				10,268,448

Industrials : 6.97%

Airlines : 0.37%
Aviation Capital Group Corporation 144A	6.75	4-6-2021	2,190,000	2,492,238

Commercial Services & Supplies : 2.69%
ADT Corporation	4.13	6-15-2023	1,775,000	1,659,625
ADT Corporation	6.25	10-15-2021	6,390,000	6,773,400
Covanta Holding Corporation	5.88	3-1-2024	3,865,000	3,807,025

Portfolio of investments — July 31, 2015 (unaudited)	Wells Fargo Advantage Income Opportunities Fund

Security name	Interest rate	Maturity date	Principal	Value
Commercial Services & Supplies (continued)
Covanta Holding Corporation	6.38%	10-1-2022	$3,205,000	$3,365,250
Covanta Holding Corporation	7.25	12-1-2020	2,150,000	2,252,125
				17,857,425

Construction & Engineering : 0.71%
AECOM 144A	5.75	10-15-2022	355,000	360,325
AECOM 144A	5.88	10-15-2024	4,280,000	4,344,200
				4,704,525

Trading Companies & Distributors : 3.20%
Ashtead Capital Incorporated 144A	6.50	7-15-2022	6,975,000	7,332,539
H&E Equipment Services Incorporated	7.00	9-1-2022	8,210,000	8,292,100
International Lease Finance Corporation 144A	7.13	9-1-2018	1,015,000	1,132,994
International Lease Finance Corporation	8.63	9-15-2015	1,700,000	1,710,625
United Rentals North America Incorporated	4.63	7-15-2023	1,965,000	1,937,981
United Rentals North America Incorporated	5.50	7-15-2025	910,000	870,188
				21,276,427

Information Technology : 9.53%

Communications Equipment : 0.16%
CommScope Incorporated 144A	4.38	6-15-2020	340,000	342,125
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	700,000	691,250
				1,033,375

Electronic Equipment, Instruments & Components : 2.77%
Jabil Circuit Incorporated	8.25	3-15-2018	13,532,000	15,257,330
Zebra Technologies Corporation 144A	7.25	10-15-2022	2,910,000	3,186,450
				18,443,780

Internet Software & Services : 0.58%
Infor US Incorporated 144A	6.50	5-15-2022	635,000	649,288
Sophia Holding Finance LP (PIK at 10.38%) 144A¥	9.63	12-1-2018	3,175,000	3,206,750
				3,856,038

IT Services : 3.87%
Audatex North America Incorporated 144A	6.00	6-15-2021	4,470,000	4,564,988
Audatex North America Incorporated 144A	6.13	11-1-2023	3,090,000	3,020,475
First Data Corporation 144A	6.75	11-1-2020	1,391,000	1,470,983
First Data Corporation 144A	7.38	6-15-2019	1,152,000	1,201,651
First Data Corporation 144A	8.88	8-15-2020	435,000	455,663
First Data Corporation	11.75	8-15-2021	7,190,000	8,160,650
SunGard Data Systems Incorporated	6.63	11-1-2019	840,000	868,174
SunGard Data Systems Incorporated	7.38	11-15-2018	3,547,000	3,660,504
SunGard Data Systems Incorporated	7.63	11-15-2020	2,225,000	2,333,469
				25,736,557

Semiconductors & Semiconductor Equipment : 0.35%
Micron Technology Incorporated	5.88	2-15-2022	2,310,000	2,356,200

Software : 0.61%
Activision Blizzard Incorporated 144A	5.63	9-15-2021	1,155,000	1,212,750
Activision Blizzard Incorporated 144A	6.13	9-15-2023	285,000	307,088
Boxer Parent Company Incorporated (PIK at 9.75%) 144A¥	9.00	10-15-2019	3,650,000	2,409,000

Wells Fargo Advantage Income Opportunities Fund	Portfolio of investments — July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Software (continued)
SS&C Technologies Incorporated 144A	5.88%	7-15-2023	$90,000	$93,150
				4,021,988

Technology Hardware, Storage & Peripherals : 1.19%
NCR Corporation	5.88	12-15-2021	380,000	393,300
NCR Corporation	6.38	12-15-2023	7,165,000	7,550,119
				7,943,419

Materials : 1.81%

Chemicals : 0.07%
Celanese US Holdings LLC	5.88	6-15-2021	440,000	466,400

Containers & Packaging : 1.07%
Ball Corporation	5.25	7-1-2025	305,000	306,693
Crown Americas LLC	6.25	2-1-2021	515,000	540,235
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	60,000	66,900
Crown Cork & Seal Company Incorporated (i)	7.50	12-15-2096	1,225,000	1,157,625
Owens-Illinois Incorporated	7.80	5-15-2018	837,000	937,440
Sealed Air Corporation 144A	5.13	12-1-2024	1,775,000	1,797,188
Silgan Holdings Incorporated	5.00	4-1-2020	2,250,000	2,300,625
				7,106,706

Metals & Mining : 0.14%
Cliffs Natural Resources Incorporated 144A	8.25	3-31-2020	1,040,000	943,800
Indalex Holdings Corporation (s)(a)(i)	11.50	2-1-2020	5,985,000	0
				943,800

Paper & Forest Products : 0.53%
Georgia-Pacific LLC	8.88	5-15-2031	2,430,000	3,530,882

Telecommunication Services : 14.34%

Diversified Telecommunication Services : 6.92%
Citizens Communications Company	7.88	1-15-2027	4,205,000	3,684,968
Frontier Communications Corporation	8.13	10-1-2018	1,980,000	2,128,500
Frontier Communications Corporation	8.25	4-15-2017	2,380,000	2,558,500
Frontier Communications Corporation	8.50	4-15-2020	1,000,000	1,035,000
GCI Incorporated	6.75	6-1-2021	4,145,000	4,238,263
GCI Incorporated	6.88	4-15-2025	2,150,000	2,187,625
Level 3 Financing Incorporated 144A	5.13	5-1-2023	1,595,000	1,563,100
Level 3 Financing Incorporated	5.38	8-15-2022	2,545,000	2,570,450
Level 3 Financing Incorporated 144A	5.38	5-1-2025	1,595,000	1,553,131
Level 3 Financing Incorporated 144A	5.63	2-1-2023	1,275,000	1,294,125
Level 3 Financing Incorporated	6.13	1-15-2021	1,690,000	1,772,388
Level 3 Financing Incorporated	7.00	6-1-2020	297,000	313,335
Qwest Corporation	7.13	11-15-2043	1,810,000	1,800,950
Qwest Corporation	7.25	9-15-2025	2,755,000	3,154,475
Qwest Corporation	7.63	8-3-2021	440,000	470,800
Syniverse Holdings Incorporated	9.13	1-15-2019	10,545,000	9,253,238
Windstream Corporation	6.38	8-1-2023	1,250,000	968,750
Windstream Corporation	7.88	11-1-2017	5,380,000	5,447,250
				45,994,848

Wireless Telecommunication Services : 7.42%
MetroPCS Wireless Incorporated	6.63	11-15-2020	5,910,000	6,146,400
SBA Communications Corporation	4.88	7-15-2022	1,400,000	1,379,000

Portfolio of investments — July 31, 2015 (unaudited)	Wells Fargo Advantage Income Opportunities Fund

Security name	Interest rate	Maturity date	Principal	Value
Wireless Telecommunication Services (continued)
SBA Communications Corporation	5.63%	10-1-2019	$270,000	$282,825
SBA Communications Corporation	5.75	7-15-2020	2,795,000	2,920,775
Sprint Capital Corporation	6.88	11-15-2028	19,000,000	16,102,500
Sprint Capital Corporation	8.75	3-15-2032	3,390,000	3,207,788
Sprint Communications Incorporated 144A	9.00	11-15-2018	750,000	840,000
Sprint Communications Incorporated	11.50	11-15-2021	1,200,000	1,365,000
Sprint Corporation	7.13	6-15-2024	1,585,000	1,450,275
Sprint Corporation	7.25	9-15-2021	330,000	315,563
Sprint Corporation	7.88	9-15-2023	430,000	411,811
T-Mobile USA Incorporated	6.00	3-1-2023	500,000	521,250
T-Mobile USA Incorporated	6.13	1-15-2022	140,000	146,300
T-Mobile USA Incorporated	6.25	4-1-2021	290,000	303,775
T-Mobile USA Incorporated	6.38	3-1-2025	2,730,000	2,863,088
T-Mobile USA Incorporated	6.46	4-28-2019	265,000	273,281
T-Mobile USA Incorporated	6.50	1-15-2024	140,000	147,832
T-Mobile USA Incorporated	6.54	4-28-2020	275,000	289,685
T-Mobile USA Incorporated	6.63	4-1-2023	825,000	878,625
T-Mobile USA Incorporated	6.63	4-28-2021	1,510,000	1,598,637
T-Mobile USA Incorporated	6.73	4-28-2022	5,645,000	5,983,700
T-Mobile USA Incorporated	6.84	4-28-2023	1,765,000	1,888,550
				49,316,660

Utilities : 3.10%

Electric Utilities : 0.66%
Energy Future Intermediate Holding Company LLC (s)	10.00	12-1-2020	150,000	2,250
Otter Tail Corporation (i)	9.00	12-15-2016	3,985,000	4,370,055
				4,372,305

Gas Utilities : 0.71%
AmeriGas Finance LLC	6.75	5-20-2020	1,675,000	1,754,563
AmeriGas Finance LLC	7.00	5-20-2022	2,810,000	2,988,716
				4,743,279

Independent Power & Renewable Electricity Producers : 1.73%
Calpine Corporation 144A	5.88	1-15-2024	455,000	475,703
Calpine Corporation 144A	6.00	1-15-2022	865,000	914,738
Calpine Corporation 144A	7.88	1-15-2023	1,057,000	1,134,293
NSG Holdings LLC 144A	7.75	12-15-2025	5,717,451	6,303,489
Reliant Energy Incorporated	9.24	7-2-2017	841,834	881,821
Reliant Energy Incorporated	9.68	7-2-2026	780,000	830,700
TerraForm Power Operating LLC 144A	5.88	2-1-2023	920,000	928,630
				11,469,374

Total Corporate Bonds and Notes (Cost $749,749,108)				753,930,198

Loans : 8.11%

Consumer Discretionary : 3.13%

Diversified Consumer Services : 0.10%
CCM Merger Incorporated ±	4.50	8-8-2021	686,901	688,618

Hotels, Restaurants & Leisure : 0.48%
Centaur Acquisition LLC ±	8.75	2-20-2020	3,135,000	3,163,748

Media : 1.93%
Learfield Communications Incorporated ±	8.75	10-9-2021	4,625,234	4,613,670

Wells Fargo Advantage Income Opportunities Fund	Portfolio of investments — July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Media (continued)
TWCC Holdings Corporation ±	7.00%	6-26-2020	$8,785,000	$8,181,031
				12,794,701

Specialty Retail : 0.62%
Focus Brands Incorporated ±(i)	10.25	8-21-2018	4,124,203	4,144,824

Financials : 0.24%

Diversified Financial Services : 0.15%
American Beacon Advisors Incorporated ±	9.75	3-3-2023	1,010,000	1,004,950

Insurance : 0.09%
Asurion LLC ±	8.50	3-3-2021	575,000	577,875

Industrials : 1.34%

Airlines : 0.03%
LM U.S. Corp Acquisition Incorporated ±	8.25	1-25-2021	185,000	183,766

Commercial Services & Supplies : 0.19%
W3 Company ±(i)	9.25	9-13-2020	488,775	389,392
WASH Multifamily Laundry Systems LLC ±	4.25	5-14-2022	680,000	678,300
WASH Multifamily Laundry Systems LLC ±	8.00	5-12-2023	200,000	204,001
				1,271,693

Machinery : 0.56%
Alliance Laundry Systems LLC ±	9.50	12-10-2019	3,742,755	3,742,755

Transportation Infrastructure : 0.56%
HGIM Corporation ±	5.50	6-18-2020	4,840,317	3,717,364

Information Technology : 0.23%

Internet Software & Services : 0.13%
Vertafore Incorporated ±	9.75	10-29-2017	845,000	849,926

Technology Hardware, Storage & Peripherals : 0.10%
Peak 10 Incorporated ±	8.25	6-17-2022	700,239	665,227

Telecommunication Services : 0.58%

Diversified Telecommunication Services : 0.44%
nTelos Incorporated ±	5.75	11-9-2019	3,305,970	2,958,843

Wireless Telecommunication Services : 0.14%
LTS Buyer LLC ±	8.00	4-12-2021	935,369	928,588

Utilities : 2.59%

Electric Utilities : 2.59%
Texas Competitive Electric Holdings Company LLC (s)	4.66	10-10-2015	34,355,889	17,195,122

Total Loans (Cost $71,712,741)				53,888,000

Portfolio of investments — July 31, 2015 (unaudited)	Wells Fargo Advantage Income Opportunities Fund

Security name	Dividend yield		Shares	Value
Preferred Stocks : 0.32%

Financials : 0.32%

Banks : 0.32%
GMAC Capital Trust I ±	7.74%		81,784	$2,145,194
Total Preferred Stocks (Cost $2,078,248)				2,145,194

	Interest rate	Maturity date	Principal
Yankee Corporate Bonds and Notes : 9.02%

Energy : 0.22%

Oil, Gas & Consumable Fuels : 0.22%
Baytex Energy Corporation 144A	5.63	6-1-2024	$565,000	485,900
Griffin Coal Mining Company Limited (s)144A(a)(i)	9.50	12-1-2016	2,119,383	847,753
Griffin Coal Mining Company Limited (s)(a)(i)	9.50	12-1-2016	290,088	116,035
				1,449,688

Financials : 0.81%

Banks : 0.81%
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	700,000	717,500
Preferred Term Securities XII Limited (s)(a)(i)	0.00	12-24-2033	1,540,000	0
Teekay Corporation	8.50	1-15-2020	4,250,000	4,664,375
				5,381,875

Health Care : 1.45%

Pharmaceuticals : 1.45%
Mallinckrodt plc 144A	4.88	4-15-2020	160,000	164,664
Mallinckrodt plc 144A	5.50	4-15-2025	320,000	322,000
Valeant Pharmaceuticals International Incorporated 144A	5.88	5-15-2023	1,610,000	1,674,239
Valeant Pharmaceuticals International Incorporated 144A	6.13	4-15-2025	645,000	674,025
Valeant Pharmaceuticals International Incorporated 144A	6.75	8-15-2018	1,120,000	1,176,700
Valeant Pharmaceuticals International Incorporated 144A	7.50	7-15-2021	5,175,000	5,614,875
				9,626,503

Industrials : 0.55%

Aerospace & Defense : 0.08%
Bombardier Incorporated 144A	7.50	3-15-2025	645,000	533,738

Commercial Services & Supplies : 0.41%
GFL Environmental Incorporated 144A	7.88	4-1-2020	2,680,000	2,740,300

Machinery : 0.06%
Sensata Technologies BV 144A	5.00	10-1-2025	385,000	378,263

Materials : 1.87%

Containers & Packaging : 0.55%
Ardagh Finance Holdings SA (PIK at 8.63%) 144A¥	8.63	6-15-2019	1,593,549	1,665,259
Ardagh Packaging Finance plc 144A	9.13	10-15-2020	1,925,000	2,028,469
				3,693,728

Metals & Mining : 1.01%
ArcelorMittal SA	5.13	6-1-2020	175,000	175,438
ArcelorMittal SA	6.13	6-1-2025	175,000	166,688

Wells Fargo Advantage Income Opportunities Fund	Portfolio of investments — July 31, 2015 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Metals & Mining (continued)
ArcelorMittal SA		7.00%	2-25-2022	$410,000	$420,250
FMG Resources (August 2006) Proprietary Limited 144A		6.88	4-1-2022	530,000	306,075
Novelis Incorporated		8.38	12-15-2017	1,100,000	1,138,500
Novelis Incorporated		8.75	12-15-2020	4,300,000	4,536,500
					6,743,451

Paper & Forest Products : 0.31%
Sappi Limited 144A		7.50	6-15-2032	2,155,000	2,036,475

Telecommunication Services : 4.12%

Diversified Telecommunication Services : 3.89%
Intelsat Jackson Holdings SA		5.50	8-1-2023	13,965,000	12,638,325
Intelsat Jackson Holdings SA		7.25	10-15-2020	1,200,000	1,191,000
Intelsat Jackson Holdings SA		7.50	4-1-2021	3,364,000	3,347,180
Intelsat Luxembourg SA		7.75	6-1-2021	2,595,000	2,063,025
Intelsat Luxembourg SA		8.13	6-1-2023	7,225,000	5,743,875
Virgin Media Finance plc 144A		5.38	4-15-2021	274,500	282,392
Virgin Media Finance plc 144A		6.38	4-15-2023	605,000	632,225
					25,898,022

Wireless Telecommunication Services : 0.23%
Telesat Canada Incorporated 144A		6.00	5-15-2017	1,475,000	1,499,863

Total Yankee Corporate Bonds and Notes (Cost $63,930,626)					59,981,906

Short-Term Investments : 1.71%

		Yield		Shares
Investment Companies : 1.71%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.13		11,354,776	11,354,776
Total Short-Term Investments (Cost $11,354,776)					11,354,776

Total investments in securities (Cost $900,099,942)*	132.70%				882,226,249
Other assets and liabilities, net	(32.70)				(217,403,181)

Total net assets	100.00%				$664,823,068

†	Non-income-earning security
(i)	Illiquid security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $905,276,927 and unrealized gains (losses) consists of:

Gross unrealized gains	$23,206,781
Gross unrealized losses	(46,257,459)

Net unrealized losses	$(23,050,678)

Portfolio of investments — July 31, 2015 (unaudited)	Wells Fargo Advantage Income Opportunities Fund

Abbreviations:
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company

Wells Fargo Advantage Income Opportunities Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of July 31, 2015, the Fund had no unfunded loan commitments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets Investments in :
Common stocks
Materials	$657	$0	$0	$657
Telecommunication services	925,518	0	0	925,518
Corporate bonds and notes	0	753,930,198	0	753,930,198
Loans	0	36,540,657	17,347,343	53,888,000
Preferred stocks
Financials	2,145,194	0	0	2,145,194
Yankee corporate bonds and notes	0	59,018,118	963,788	59,981,906
Short-term investments
Investment companies	11,354,776	0	0	11,354,776

Total assets	$14,426,145	$849,488,973	$18,311,131	$882,226,249

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2015, the Fund did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Loans	Yankee corporate bonds and notes	Total
Balance as of April 30, 2015	$19,480,727	$967,932	$20,448,659
Accrued discounts (premiums)	16,197	53,988	70,185
Realized gains (losses)	(12,046)	0	(12,046)
Change in unrealized gains (losses)	(14,544)	(58,132)	(72,676)
Purchases	876,800	0	876,800
Sales	(2,610,399)	0	(2,610,399)
Transfers into Level 3	0	0	0
Transfers out of Level 3	(389,392)	0	(389,392)

Balance as of July 31, 2015	$17,347,343	$963,788	$18,311,131

Change in unrealized gains (losses) relating to securities still held at July 31, 2015	$33,686	$(58,132)	$(24,446)

The investment types categorized above were valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Colombian peso

CLP — Chilean peso

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Indonesian rupiah

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIFER — Long Inverse Floating Exempt Receipts

LIQ — Liquidity agreement

LLC — Limited liability company

LLLP — Limited liability limited partnership

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NGN — Nigerian naira

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

RON — Romanian lei

RUB — Russian ruble

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SDR — Swedish depositary receipt

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

SPEAR — Short Puttable Exempt Adjustable Receipts

STRIPS — Separate trading of registered interest and

principal securities

TAN — Tax anticipation notes

TBA — To be announced

THB — Thai baht

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Advantage Income Opportunities Fund (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Advantage Income Opportunities Fund

By:	/s/ Karla M. Rabusch
Karla M. Rabusch President

Date:	September 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Advantage Income Opportunities Fund

By:	/s/ Karla M. Rabusch
Karla M. Rabusch President

Date:	September 23, 2015

By:	/s/ Jeremy DePalma
Jeremy DePalma Treasurer

Date:	September 23, 2015